Expense Example - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - Fidelity Flex Small Cap Index Fund - Fidelity Flex Small Cap Index Fund
Jun. 29, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none